6. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Notes Payable

The Company receives advances from Singapore eDevelopment Ltd (100% owner of the Company) to fund development costs and operation costs. The advances are unsecured, bear interest at 18% per annum and are payable on demand. As of December 31, 2015, the Company had outstanding principal due of $12,293,715 and accrued interest of $2,161,055 due to this related party.

The Company receives advances from SCDPL (owned 100% by Singapore eDevelopment) to fund development costs and operation costs. The advances are unsecured, bear interest at 18% per annum and are payable on demand. As of December 31, 2015, the Company had outstanding principal due of $4,300,930 and accrued interest of $1,461,058 due to this related party.

On September 30, 2015, the Company received $10,500,000 interest free loan, with a maturity date of March 31, 2016, from Hengfai Business Development Pte, Ltd, owned by the Chief Executive Officer of Singapore eDevelopment Ltd and is also the majority shareholder of Singapore eDevelopment Ltd, specifically for Ballenger Run project. The Company imputed interest at 13%, which is the interest rate on the Revere Loan noted in Note 5. The imputed interest resulted in a debt discount of $622,431 which is amortized over the life of the note. At December 31, 2015, the Company had $10,500,000 outstanding on the note and unamortized debt discount of $311,216. On April 1, 2016, the Company extended the note on the same terms through December 31, 2016. This resulted in an additional $933,647 of new imputed interest which was amortized during 2016.

At December 31, 2016, the Company restructured the loans from these affiliates. The restructuring process was done to transfer the principal of the loans to Singapore eDevelopment Ltd. (100% owner of the Company), which was then forgiven and recorded into additional paid in capital. The principal forgiven was $26,913,525. The Company still maintained the accrued interest of $6,282,329. The remaining accrued interest does not bear interest. On August 30, 2017, an additional $4,560,085 of this interest was forgiven and recorded into additional paid in capital. At September 30, 2017 and December 31, 2016, $1,800,339 and $6,284,302 of accrued interest is outstanding relating to this transaction.

In 2016, the Company received advances from SeD Home Limited (an affiliate of Singapore eDevelopment), to fund development costs and operation costs. The loan bears interest at 10% and is payable on demand. As of September 30, 2017 and December 31, 2016, the Company had outstanding principal due of $1,050,000 and $500,000 and accrued interest of $58,959 and $1,095.

In 2017, the Company received advances from SeD International, Inc. (an affiliate through common ownership). The advances bore interest at 18% until August 30, 2017 when the interest rate was adjusted to 5% and have no set repayment terms. At September 30, 2017, there was $7,269,408 of principal and $1,740,380 of accrued interest outstanding.

Management Fees

Black Oak LP is obligated under the Limited Partnership Agreement (as amended) to pay $6,500 per month management fee to Arete Real Estate and Development Company, a related party through common ownership and $2,000 per month to American Real Estate Investments LLC, a related party through common ownership. The Company incurred fees of $76,500 and $76,500 for the nine months ended September 30, 2017 and 2016, respectively. These fees were capitalized as part of Real Estate on the consolidated balance sheet.

Notes Payable

The Company receives advances from Singapore eDevelopment Ltd (100% owner of the Company) to fund development costs and operation costs. The advances are unsecured, bear interest at 18% per annum and are payable on demand. As of December 31, 2015, the Company had outstanding principal due of $12,293,715 and accrued interest of $2,161,055 due to this related party.

The Company receives advances from SCDPL (owned 100% by Singapore eDevelopment) to fund development costs and operation costs. The advances are unsecured, bear interest at 18% per annum and are payable on demand. As of December 31, 2015, the Company had outstanding principal due of $4,300,930 and accrued interest of $1,461,058 due to this related party.

On September 30, 2015, the Company received $10,500,000 interest free loan, with a maturity date of March 31, 2016, from Hengfai Business Development Pte, Ltd, owned by the Chief Executive Officer of Singapore eDevelopment Ltd and is also the majority shareholder of Singapore eDevelopment Ltd, specifically for Ballenger Run project. The Company imputed interest at 13%, which is the interest rate on the Revere Loan noted in Note 5. The imputed interest resulted in a debt discount of $622,431 which is amortized over the life of the note. At December 31, 2015, the Company had $10,500,000 outstanding on the note and unamortized debt discount of $311,216. On April 1, 2016, the Company extended the note on the same terms through December 31, 2016. This resulted in an additional $933,647 of new imputed interest which was amortized during 2016.

At December 31, 2016, the Company restructured the loans from these affiliates. The restructuring process was done to transfer the principal of the loans to Singapore eDevelopment Ltd. (100% owner of the Company), which was then forgiven and recorded into additional paid in capital. The principal forgiven was $26,913,525. The Company still maintained the accrued interest of $6,282,329. The remaining accrued interest does not bear interest.

In 2016, the Company received advances from SeD Home Limited (an affiliate of Singapore eDevelopment), to fund development costs and operation costs. The loan bears interest at 10% and is payable on demand. As of December 31, 2016, the Company had outstanding principal due of $500,000 and accrued interest of $1,095.

Management Fees

Black Oak LP is obligated under the Limited Partnership Agreement (as amended) to pay $6,500 per month management fee to Arete Real Estate and Development Company, a related party through common ownership and $2,000 per month to American Real Estate Investments LLC, a related party through common ownership. The Company incurred fees of $108,500 and $203,195 for the years ended December 31, 2016 and 2015, respectively. These fees were capitalized as part of Real Estate on the consolidated balance sheet.